Leases, Commitments And Contingencies (Future Minimum Rental Payments) (Details) $ in Millions	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 36.3
2020	29.3
2021	25.8
2022	23.2
2023	20.6
Thereafter	$ 61.0